OPERATIONS OF TRAUMA HEALING CENTERS	12 Months Ended
Aug. 31, 2020
Disclosure Of Operations Of Trauma Healing Centers [Abstract]
OPERATIONS OF TRAUMA HEALING CENTERS [Text Block]

26. OPERATIONS OF TRAUMA HEALING CENTERS

THCI previously offered a multi-disciplinary approach to post traumatic stress disorder treatment, chronic pain, trauma therapy, and medical cannabis as an alternative medicine. On October 16, 2018, the Company sold THCI to Harvest Medicine ("HMED"). HMED is a wholly owned subsidiary of VIVO Cannabis Inc. ("VIVO"). The transaction resulted in HMED acquiring 100% of the issued and outstanding shares of THCI from the Company. The total purchase price for the shares was $1,141 which was satisfied by the issuance of 864,678 common shares in the capital of VIVO at a share price of $1.32. This non-cash investing activity has been excluded from the statement of cash flows as it did not use or provide any cash. The derecognized assets and liabilities on October 16, 2018 were as follows:

Derecognized assets and liabilities
Cash	$96
Accounts receivable	140
Other current assets	9
Property, plant and equipment	86
Goodwill	880
Trade and other payables	(70)
Net assets disposed	$1,141
Fair value of consideration received	$1,141
Gain/(loss) on disposal	—

During the fourth quarter of fiscal year 2018, management decided to divest the operations of THCI. Consequently, assets and liabilities allocable to THCI were classified as a disposal group. Revenue and expenses, gains and losses relating to the discontinuation of THCI have been eliminated from profit or loss from the Company's continuing operations and are shown as a single line item in the statements of income (loss) and comprehensive income (loss).

Operating income (loss) of THCI and the loss from re-measurement of assets and liabilities classified as discontinued operations are summarized as follows up to the date of disposal (see below):

FOR THE PERIOD
SEPTEMBER 1, 2018
TO OCTOBER 16, 2018
Revenue
Sales	$138
Cost of sales	54
Gross margin from discontinued operations	84

Expenses
General and administrative	75
Total expenses	75

Investment income (expense)	—
Income (loss) from operations	$9
Loss on remeasurement to fair value less costs to sell	(47)
Loss on discontinued operations	$(38)

Cash flows generated by THCI for the reporting periods are summarized as follows:

FOR THE PERIOD SEPTEMBER 1, 2018 TO OCTOBER 16,2018
Operating activities	$(35)
Investing activities	—
Cash used by discounted operations	$(35)